UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2010

Check here if Amendment |x|; Amendment Number: 1
   This Amendment (Check only one): |x| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Square
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       14 January 2010
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  US$1.584 billion

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR		02364W105	79,134	1,380,077	N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR		035128206	4,217	85,653		N/A	Y	N	Y
APPLE INC			Common Stock	037833100	73,427	227,638		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR		059460303	26,787	1,320,226	N/A	Y	N	Y
BP PLC-SPONS ADR		ADR		055622104	66,723	1,510,600	N/A	Y	N	Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889	1,189	111,019		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109	30,764	620,000		N/A	Y	N	Y
CHINA UNICOM HONG KONG-ADR	ADR		16945R104	854	59,940		N/A	Y	N	Y
CITIGROUP INC			Common Stock	172967101	120,506	25,476,944	N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR		20441W203	10,755	346,590		N/A	Y	N	Y
CEMIG SA -SPONS ADR		ADR		204409601	1,729	104,246		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104	4,368	89,223		N/A	Y	N	Y
DESARROLLADORA HOMEX-ADR	ADR		25030W100	1,189	35,172		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104	6,588	283,738		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106	7,356	131,554		N/A	Y	N	Y
FREEPORT-MCMORAN COPPER		Common Stock	35671D857	80,231	668,089		N/A	Y	N	Y
GERDAU SA -SPON ADR		ADR		373737105	3,891	278,160		N/A	Y	N	Y
GRUPO TELEVISA SA-SPON ADR	ADR		40049J206	11,651	449,308		N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR		45104G104	425	8,400		N/A	Y	N	Y
ITAU UNIBANCO HLDNG-PREF ADR	ADR		465562106	26,277	1,094,430	N/A	Y	N	Y
JPMORGAN CHASE & CO		Common Stock	46625H100	72,558	1,710,459	N/A	Y	N	Y
KOREA ELEC POWER CORP-SP ADR	ADR		500631106	878	65,010		N/A	Y	N	Y
MICROSOFT CORP			Common Stock	594918104	14,569	522,000		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	38,086	1,824,915	N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101	11,408	333,850		N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	136,552	3,608,660	N/A	Y	N	Y
SOUTHERN COPPER CORP		Common Stock	84265V105	2,749	56,402		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR		879246106	2,587	176,000		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR		881624209	32,513	623,683		N/A	Y	N	Y
VALE SA-SP ADR			ADR		91912E105	108,657	3,143,097	N/A	Y	N	Y
VALE SA-SP PREF ADR		ADR		91912E204	9,498	314,290		N/A	Y	N	Y
VIMPELCOM LTD-SPON ADR	A	DR		92719A106	16,884	1,122,635	N/A	Y	N	Y
VIVO PARTICIPACOES SA-ADR	ADR		92855S200	20,067	615,756		N/A	Y	N	Y
WALTER ENERGY INC		Common Stock	93317Q105	47,684	373,000		N/A	Y	N	Y
